Fees Summary	Aug. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,700,000
Previously Paid Amount	0.00
Total Fee Amount	413.37
Total Offset Amount	0.00
Net Fee	413.37
Narrative - Max Aggregate Offering Price	$ 2,700,000
Final Prospectus	true